2. Income Taxes - Total Deferred Tax Asset (Details) - Quarterly (USD $)	Dec. 31, 2013
Total Deferred Tax Asset	$ 29,240
Valuation Allowance	(29,240)
Net Deferred Tax Asset
Quarterly Member
Total Deferred Tax Asset	29,240
Valuation Allowance	(29,240)
Net Deferred Tax Asset